Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [table text block]
The following table summarizes the movements of property, plant and equipment during 2022:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2022

Cost	492	11 819	1 508	13 328	27 147

Accumulated depreciation and impairment	-7	-5 744	-65	-9 786	-15 602

Net book value	485	6 075	1 443	3 542	11 545

At January 1, 2022	485	6 075	1 443	3 542	11 545

Impact of acquisitions of businesses				13	13

Reclassifications		297	-964	667

Additions	3	124	780	312	1 219

Disposals and derecognitions	-28	-49	-33	-45	-155

Depreciation charge		-437		-726	-1 163

Impairment charge	-7	-351	-13	-43	-414

Reversal of impairment charge	1		1	5	7

Currency translation effects	-12	-166	-57	-53	-288

At December 31, 2022	442	5 493	1 157	3 672	10 764

At December 31, 2022

Cost	451	11 396	1 184	11 842	24 873

Accumulated depreciation and impairment	-9	-5 903	-27	-8 170	-14 109

Net book value	442	5 493	1 157	3 672	10 764

Commitments for purchases of property, plant and equipment					549

Capitalized borrowing costs					5

The following table summarizes the movements of property, plant and equipment during 2021:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2021

Cost	555	12 377	1 248	14 038	28 218

Accumulated depreciation and impairment	-19	-5 807	-66	-10 063	-15 955

Net book value	536	6 570	1 182	3 975	12 263

At January 1, 2021	536	6 570	1 182	3 975	12 263

Reclassifications		197	-610	413

Additions	1	109	1 027	293	1 430

Disposals and derecognitions	-30	-78	-12	-30	-150

Depreciation charge		-453		-755	-1 208

Impairment charge	-4	-137	-76	-167	-384

Reversal of impairment charge	5	70	16	12	103

Currency translation effects	-23	-203	-84	-199	-509

At December 31, 2021	485	6 075	1 443	3 542	11 545

At December 31, 2021

Cost	492	11 819	1 508	13 328	27 147

Accumulated depreciation and impairment	-7	-5 744	-65	-9 786	-15 602

Net book value	485	6 075	1 443	3 542	11 545

Commitments for purchases of property, plant and equipment					204

Capitalized borrowing costs					4

Property, plant and equipment impairment charges and reversals [table text block]
The following table shows the property, plant and equipment impairment charges and reversals by reporting segment:
	Impairment charges			Impairment reversals

(USD millions)	2022	2021	2020	2022	2021	2020

Innovative Medicines	-411	-315	-326	4	44	2

Sandoz	-3	-68	-121	3	59	5

Corporate		-1

Total	-414	-384	-447	7	103	7